UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21202

 NAME OF REGISTRANT:                     John Hancock Preferred Income
                                         Fund II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congess Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Gordon M. Shone
                                         601 Congess Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                07/31

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


127341 John Hancock Funds Preferred Income Fund II
--------------------------------------------------------------------------------------------------------------------------
 AT&T INC.                                                                                   Agenda Number:  933004195
--------------------------------------------------------------------------------------------------------------------------
        Security:  00206R102
    Meeting Type:  Annual
    Meeting Date:  24-Apr-2009
          Ticker:  T
            ISIN:  US00206R1023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: RANDALL L. STEPHENSON               Mgmt          For                            For

1B     ELECTION OF DIRECTOR: WILLIAM F. ALDINGER III             Mgmt          For                            For

1C     ELECTION OF DIRECTOR: GILBERT F. AMELIO                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: REUBEN V. ANDERSON                  Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JAMES H. BLANCHARD                  Mgmt          For                            For

1F     ELECTION OF DIRECTOR: AUGUST A. BUSCH III                 Mgmt          For                            For

1G     ELECTION OF DIRECTOR: JAIME CHICO PARDO                   Mgmt          For                            For

1H     ELECTION OF DIRECTOR: JAMES P. KELLY                      Mgmt          For                            For

1I     ELECTION OF DIRECTOR: JON C. MADONNA                      Mgmt          For                            For

1J     ELECTION OF DIRECTOR: LYNN M. MARTIN                      Mgmt          For                            For

1K     ELECTION OF DIRECTOR: JOHN B. MCCOY                       Mgmt          For                            For

1L     ELECTION OF DIRECTOR: MARY S. METZ                        Mgmt          For                            For

1M     ELECTION OF DIRECTOR: JOYCE M. ROCHE                      Mgmt          For                            For

1N     ELECTION OF DIRECTOR: LAURA D'ANDREA TYSON                Mgmt          For                            For

1O     ELECTION OF DIRECTOR: PATRICIA P. UPTON                   Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS.      Mgmt          For                            For

03     AMENDMENT TO INCREASE AUTHORIZED SHARES.                  Mgmt          For                            For

04     REPORT ON POLITICAL CONTRIBUTIONS.                        Shr           Abstain                        Against

05     SPECIAL STOCKHOLDER MEETINGS.                             Shr           For                            Against

06     CUMULATIVE VOTING.                                        Shr           Against                        For

07     BYLAW REQUIRING INDEPENDENT CHAIRMAN.                     Shr           Against                        For

08     ADVISORY VOTE ON COMPENSATION.                            Shr           For                            Against

09     PENSION CREDIT POLICY.                                    Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 PUBLIC SERVICE ENTERPRISE GROUP INC.                                                        Agenda Number:  933012433
--------------------------------------------------------------------------------------------------------------------------
        Security:  744573106
    Meeting Type:  Annual
    Meeting Date:  21-Apr-2009
          Ticker:  PEG
            ISIN:  US7445731067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ALBERT R. GAMPER, JR.                                     Mgmt          For                            For
       CONRAD K. HARPER                                          Mgmt          For                            For
       SHIRLEY ANN JACKSON                                       Mgmt          For                            For
       DAVID LILLEY                                              Mgmt          For                            For
       THOMAS A. RENYI                                           Mgmt          For                            For
       HAK CHEOL SHIN                                            Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS INDEPENDENT AUDITOR FOR THE
       YEAR 2009.



2X28 John Hancock Funds Preferred Income Fund II
--------------------------------------------------------------------------------------------------------------------------
 SPECTRA ENERGY CORP                                                                         Agenda Number:  933017065
--------------------------------------------------------------------------------------------------------------------------
        Security:  847560109
    Meeting Type:  Annual
    Meeting Date:  07-May-2009
          Ticker:  SE
            ISIN:  US8475601097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF AN AMENDMENT TO SPECTRA ENERGY'S              Mgmt          For                            For
       CERTIFICATE OF INCORPORATION TO ELIMINATE THE
       CLASSIFIED STRUCTURE OF ITS BOARD OF DIRECTORS.

02     DIRECTOR
       GREGORY L. EBEL                                           Mgmt          For                            For
       PETER B. HAMILTON                                         Mgmt          For                            For
       MICHAEL E.J. PHELPS                                       Mgmt          For                            For

03     RATIFICATION OF DELOITTE & TOUCHE LLP AS SPECTRA          Mgmt          For                            For
       ENERGY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDED DECEMBER 31,
       2009.




--------------------------------------------------------------------------------------------------------------------------
 WACHOVIA PREFERRED FUNDING CORP.                                                            Agenda Number:  933050279
--------------------------------------------------------------------------------------------------------------------------
        Security:  92977V206
    Meeting Type:  Annual
    Meeting Date:  11-May-2009
          Ticker:  WNAPR
            ISIN:  US92977V2060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES E. ALWARD                                           Mgmt          For                            For
       CHARLES F. JONES                                          Mgmt          For                            For
       MARK C. OMAN                                              Mgmt          Withheld                       Against



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Preferred Income Fund II
By (Signature)       /s/ Keith F. Harstein
Name                 Keith F. Harstein
Title                President
Date                 08/26/2009